Investment Securities (Tables)	12 Months Ended
Dec. 31, 2016
Investments [Abstract]
Schedule of marketable investment securities and investments in unconsolidated entities
Our marketable investment securities and investments in unconsolidated entities consisted of the following:

	As of December 31,
	2016	2015
	(In thousands)
Marketable investment securities—current, at fair value:
Corporate bonds	$164,619	$228,770
Strategic equity securities	10,309	18,297
Other	12,995	6,276
Total marketable investment securities—current	187,923	253,343
Investments in unconsolidated entities—noncurrent:
Cost method	15,438	15,438
Equity method	27,122	26,043
Total investments in unconsolidated entities—noncurrent	42,560	41,481
Total marketable investment securities and investments in unconsolidated entities	$230,483	$294,824

Schedule of unrealized gains (losses) on marketable investment securities
The components of our available-for-sale securities are summarized in the table below.

	Amortized	Unrealized		Estimated
	Cost	Gains	Losses	Fair Value
	(In thousands)
As of December 31, 2016
Debt securities:
Corporate bonds	$164,563	$94	$(38)	$164,619
Other	12,994	1	—	12,995
Equity securities - strategic	4,834	—	(1,724)	3,110
Total available-for-sale securities	$182,391	$95	$(1,762)	$180,724
As of December 31, 2015
Debt securities:
Corporate bonds	$229,004	$2	$(236)	$228,770
Other	6,279	—	(3)	6,276
Equity securities - strategic	8,037	—	(82)	7,955
Total available-for-sale securities	$243,320	$2	$(321)	$243,001

Schedule of available-for-sale securities in continuous unrealized loss position by length of time and their fair value
The following table reflects the length of time that our available-for-sale securities have been in an unrealized loss position. We do not intend to sell these securities before they recover or mature, and it is more likely than not that we will hold these securities until they recover or mature. We believe that changes in the estimated fair values of these securities are primarily related to temporary market conditions.

	As of December 31,
	2016		2015
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
Less than 12 months	$62,473	$(1,760)	$148,629	$(268)
12 months or more	1,571	(2)	67,751	(53)
Total	$64,044	$(1,762)	$216,380	$(321)

Schedule of fair value measurements
Our current marketable investment securities are measured at fair value on a recurring basis as summarized in the table below. As of December 31, 2016 and 2015, we did not have investments that were categorized within Level 3 of the fair value hierarchy.

	As of December 31,
	2016			2015
	Total	Level 1	Level 2	Total	Level 1	Level 2
	(In thousands)
Cash equivalents	$1,991,949	$14,011	$1,977,938	$303,152	$213	$302,939
Debt securities:
Corporate bonds	$164,619	$—	$164,619	$228,770	$—	$228,770
Other	12,995	—	12,995	6,276	—	6,276
Equity securities - strategic	10,309	10,309	—	18,297	18,297	—
Total marketable investment securities	$187,923	$10,309	$177,614	$253,343	$18,297	$235,046